Share-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation (Details) [Line Items]
Granted restricted share awards	1,836,000
Vested term	4 years
Vested percentage	25.00%
Amount of compensation expense (in Dollars)	$ 707,000
Unvested compensation expense (in Dollars)	$ 3,365,320
Minimum [Member]
Share-based compensation (Details) [Line Items]
Vested percentage	50.00%
Maximum [Member]
Share-based compensation (Details) [Line Items]
Vested percentage	100.00%
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-based compensation (Details) [Line Items]
Aggregate number of shares	10,482,827
Class A Ordinary Shares [Member] | 2021 Share Incentive Plan [Member]
Share-based compensation (Details) [Line Items]
Aggregate number of shares	10,000,000